johim13f-063010
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         July 23, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      56
                                                  -----------------------

Form 13F Information Table Value Total:              $401,050 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
51JOB INC ADR REP	      COM       316827104     4,859         233,484    SH    Shared-Defined     0                    233,484
AMPHENOL CORP CLASS A         COM       032095101     7,419         188,869    SH    Shared-Defined     0                    188,869
APPLE INC COM		      COM       037833100    24,541          97,567    SH    Shared-Defined     0                     97,567
AT&T INC COM		      COM       00206R102     5,029	    207,895    SH    Shared-Defined     0                    207,895
BANK OF AMERICA CORP COM      COM       060505104       405	     28,210    SH    Shared-Defined     0                     28,210
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,395	     17,500    SH    Shared-Defined     0                     17,500
BROOKDALE SN LIVING   	      COM	112463104     3,312         220,785    SH    Shared-Defined     0                    220,785
BRUNSWICK CAP LTD             COM       117043109       778         474,156    SH    Shared-Defined     0                    474,156
CADIZ INC     		      COM	127537207     5,248         434,812    SH    Shared-Defined     0                    434,812
CARNIVAL CORP Com             COM	151020104       773	     25,550    SH    Shared-Defined     0                     25,550
CELGENE CORP Com              COM	151020104     6,201	    122,014    SH    Shared-Defined     0                    122,014
CHEVRON CORP COM	      COM	166764100     5,375	     79,207    SH    Shared-Defined     0                     79,207
CHUBB CORP COM                COM       171232101     1,570          31,400    SH    Shared-Defined     0                     31,400
CITIGROUP INC COM	      COM       172967101     6,901       1,835,372    SH    Shared-Defined     0		   1,835,372
COLGATE-PALMOLIVE CO.         COM       194162103    41,985         533,076    SH    Shared-Defined     0                    533,076
CONCUR TECHNOLOGIES INC	      COM       206708109     4,978         116,640    SH    Shared-Defined     0                    116,640
EMC CORP (MASS)               COM       268648102    24,563       1,342,257    SH    Shared-Defined     0                  1,342,257
EMERSON ELECTRIC CO COM       COM       291011104    33,205         760,005    SH    Shared-Defined     0                    760,005
EQUINIX INC	              COM       29444U502     2,560          31,520    SH    Shared-Defined     0                     31,520
EXXON MOBIL CORP              COM       30231G102     5,394          94,521    SH    Shared-Defined     0                     94,521
GENERAL ELECTRIC CO           COM       369604103       750          52,000    SH    Shared-Defined     0                     52,000
GLOBAL DEFENSE TECH SYS COM   COM       37950B107       639          50,000    SH    Shared-Defined     0                     50,000
HERSHEY CO                    COM       427866108       555          11,580    SH    Shared-Defined     0                     11,580
INFORMATICA CORP COM          COM       45666Q102     5,828         244,065    SH    Shared-Deinded     0                    244,065
INTEL CORP COM                COM       458140100       301          15,500    SH    Shared-Defined     0                     15,500
INTERCONTINETAL EXCHANGE      COM       45865V100     8,024          70,992    SH    Shared-Defined     0                     70,992
JP MORGAN CHASE COM           COM       46625H100       507          13,850    SH    Shared-Defined     0                     13,850
KRAFT FOODS INC CLASS A	      COM       50075N104     1,102          39,362    SH    Shared-Defined     0                     39,362
LAZARD LTD		      COM       G54050102     5,890         220,531    SH    Shared-Defined     0                    220,531
MARSH & MCLENNAN COS INC      COM       571748102       343          15,202    SH    Shared-Defined     0                     15,202
MERCK & CO. INC               COM       58933Y105       680          19,443    SH    Shared-Defined     0                     19,443
MINDRAY MEDICAL INT SPON ADR  COM       602675100     3,299         105,000    SH    Shared-Defined     0                    105,000
MONSANTO COM		      COM       61166W101       488          10,550    SH    Shared-Defined     0                     10,550
NALCO HOLDINGIN CO            COM       62985Q101       382          18,650    SH    Shared-Defined     0                     18,650
NORTHERN TRUST CO COM         COM       665859104     7,551         161,683    SH    Shared-Defiend     0                    161,683
NUVASIVE INC COM	      COM	670704105    12,072	    340,453    SH    Shared-Defined     0		     340,453
OCZ TECHNOLOGY GP             COM       67086E303     1,498         499,420    SH    Shared-Defined     0                    499,420
ORACLE CORP                   COM       68389X105       279          13,000    SH    Shared-Defined     0                     13,000
PEPSICO INC                   COM       713448108     4,311          70,725    SH    Shared-Defined     0                     70,725
PETROLEO BRASILEIRO SA        COM       71654V408     7,068         205,938    SH    Shared-Defined     0                    205,938
PFIZER INC		      COM       717081103    13,497         946,471    SH    Shared-Defined     0                    946,471
PHILIP MORRIS INTERNATIONAL   COM       718172109    16,527         360,536    SH    Shared-Defined     0                    360,536
PRAXAIR INC                   COM       74005P104     2,865          37,700    SH    Shared-Defined     0                     37,700
PROCTOR & GAMBLE CO           COM       742718109     1,009          16,828    SH    Shared-Defined     0                     16,828
QUALCOMM INC COM              COM       747525103    16,301         496,368    SH    Shared-Defined     0                    496,368
REYNOLDS AMERICAN INC         COM       761713106    25,484         488,944    SH    Shared-Defined     0                    488,944
RYANAIR			      COM       783513104       544          20,095    SH    Shared-Defined     0                     20,095
SALESFORCE.COM INC            COM       79466L302    11,057         128,842    SH    Shared-Defined     0                    128,842
SCHLUMBERGER                  COM       806857108    18,015         325,538    SH    Shared-Defined     0                    161,600
SEAGATE TECHNOLOGY COM        COM       G7945J104     2,692         147,420    SH    Shared-Defined     0                    325,538
SOUTHERN CO COM	              COM       842587107    12,861         386,437    SH    Shared-Defined     0                    386,437
UNITED TECHNOLOGIES CORP      COM       913017109    13,327         205,316    SH    Shared-Defiend     0                    205,316
VERIZON COMMUNICATIONS        COM       92343V104       488          17,400    SH    Shared-Defined     0                     17,400
VISA INC          	      COM       92826C839    12,341         174,433    SH    Shared-Defined     0                    174,433
WALGREEN CO COM               COM       931422109     5,667         212,252    SH    Shared-Defined     0                    212,252
WATSCO INC		      COM       942622200     1,749          30,200    SH    Shared-Defined     0                     30,200
WISCONSIN ENERGY COM          COM       976657106     1,261          24,860    SH    Shared-Defined     0                     24,860